Equity - Schedule of Changes in Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Class A
Reverse Recapitalization, Change In Value Of Units [Roll Forward]
Beginning of Period	$ 7,725	$ 7,725	$ 7,725
Issuance of Units	0	0	0
Impact of the Reverse Recapitalization	(7,725)	0	0
End of Period	$ 0	$ 7,725	$ 7,725
Reverse Recapitalization, Change In Units [Roll Forward]
Beginning balance (in units)	19,495,376	19,495,376	19,495,376
Issuance of units (in units)	0	0	0
Impact of the Reverse Recapitalization (in units)	(19,495,376)	0	0
Ending balance (in units)	0	19,495,376	19,495,376
Common Class A-1
Reverse Recapitalization, Change In Value Of Units [Roll Forward]
Beginning of Period	$ 28,500	$ 28,500	$ 28,500
Issuance of Units	9,725	0	0
Impact of the Reverse Recapitalization	(38,225)	0	0
End of Period	$ 0	$ 28,500	$ 28,500
Reverse Recapitalization, Change In Units [Roll Forward]
Beginning balance (in units)	1,842,520	1,842,520	1,842,520
Issuance of units (in units)	1,157,725	0	0
Impact of the Reverse Recapitalization (in units)	(3,000,245)	0	0
Ending balance (in units)	0	1,842,520	1,842,520
Class B Common Stock
Reverse Recapitalization, Change In Value Of Units [Roll Forward]
Beginning of Period	$ 80	$ 80	$ 60
Issuance of Units	10	0	0
Impact of the Reverse Recapitalization	(90)	0	20
End of Period	$ 0	$ 80	$ 80
Reverse Recapitalization, Change In Units [Roll Forward]
Beginning balance (in units)	4,703,628	4,703,628	3,218,336
Issuance of units (in units)	910,548	0	1,485,292
Impact of the Reverse Recapitalization (in units)	(5,614,176)	0	0
Ending balance (in units)	0	4,703,628	4,703,628